Capital structure and financing - C.7.3. Equity investments (Details) - Equity Investment In HTA £ in Millions, shares in Millions, $ in Millions	1 Months Ended		12 Months Ended		13 Months Ended
	Jun. 30, 2021 GBP (£) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2020 USD ($) shares	Jul. 01, 2021 GBP (£) shares	Jul. 01, 2021 USD ($) shares
Disclosure of fair value measurement of assets [line items]
Number of shares sold (in shares) | shares	76	76	85	85	162	162
Proceeds from sales of investments accounted for using equity method	£ 115	$ 163	£ 130	$ 169	£ 244	$ 383
Gain (loss) on disposal of equity method investment | $		$ (15)		$ 6